Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 33,213	$ 23,376
Restricted cash	26,338	24,089
Investments in financial assets	16,731	9,449
Trade receivables	20,170	14,235
Short-term financing receivables, net	6,231
Other current assets	3,081	1,762
TOTAL CURRENT ASSETS	105,764	72,911
NON-CURRENT ASSETS
Intangible assets, net	4,157	2,575
Goodwill	8,993	8,993
Property and equipment, net	2,455	2,116
Investment in equity securities	2,250
Long-term financing receivables, net	2,311
Deferred tax asset	931
TOTAL NON-CURRENT ASSETS	21,097	13,684
TOTAL ASSETS	126,861	86,595
CURRENT LIABILITIES
Accounts payable	1,161	1,374
Accrued liabilities	38,205	25,939
Customer deposits	26,338	24,089
Other payables	9,562	3,050
TOTAL CURRENT LIABILITIES	75,266	54,452
NON-CURRENT LIABILITIES
Deferred tax liability	10
TOTAL NON-CURRENT LIABILITIES	10
TOTAL LIABILITIES	75,276	54,452
EQUITY ATTRIBUTABLE TO OWNERS
Common Shares, no par value, unlimited Common Shares authorized, 210,478 Shares issued and outstanding at December 31, 2025; and 202,941 Shares issued and 202,499 outstanding at December 31, 2024
Additional paid-in capital	164,208	138,639
Accumulated deficit	(112,851)	(104,746)
Accumulated other comprehensive income	318	708
Treasury stock, at cost, 0 and 442 Common Shares at December 31, 2025 and December 31, 2024, respectively		(2,455)
EQUITY ATTRIBUTABLE TO OWNERS	51,675	32,146
Non-controlling interests	(90)	(3)
TOTAL EQUITY	51,585	32,143
TOTAL LIABILITIES AND EQUITY	$ 126,861	$ 86,595